BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 3,563
Deferred financing costs and other	(7)
Total	3,556	$ 3,477
2022
Disclosure of detailed information about borrowings [line items]
Total principal repayments	0
2023
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,276
2024
Disclosure of detailed information about borrowings [line items]
Total principal repayments	0
2025
Disclosure of detailed information about borrowings [line items]
Total principal repayments	156
2026
Disclosure of detailed information about borrowings [line items]
Total principal repayments	115
Thereafter
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 2,016